UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 30, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

William Blair Directional Multialternative Fund
Schedule of Investments
November 30, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 55.46%
Automobiles & Components - 3.16%
American Axle & Manufacturing Holdings, Inc. (a)(b)	15,790	$336,959
Bridgestone Corp. (a)(c)	10,000	343,638
General Motors Co. (b)	20,950	700,358
Mazda Motor Corp. (b)(c)	10,000	259,305
Tesla Motors, Inc. (a)(b)	586	143,289
Toyo Tire & Rubber Co. Ltd. (b)(c)	25,000	512,458
Toyota Motor Corp. (b)(c)	15,000	922,193
Winnebago Industries, Inc. (b)	9,850	248,023
		3,466,223
Banks - 7.40%
American National Bankshares, Inc. (b)	1,716	40,412
Bank of America Corp. (b)	68,183	1,161,838
BSB Bancorp, Inc. (a)(b)	6,997	132,243
Cape Bancorp, Inc. (b)	24,324	226,457
Cheviot Financial Corp. (b)	3,174	39,516
Citigroup, Inc. (b)	11,399	615,204
East West Bancorp, Inc. (b)	6,353	233,600
Eastern Virginia Bankshares, Inc. (a)(b)	12,332	79,788
Enterprise Financial Services Corp. (b)	8,159	155,021
First Community Bancshares, Inc. (b)	4,911	75,924
First Financial Bancorp (b)	2,689	47,622
First Midwest Bancorp (b)	8,654	144,781
Green Bancorp, Inc. (a)(b)	16,050	255,035
HomeTrust Bancshares, Inc. (a)(b)	7,619	119,237
Hudson Valley Holding Corp. (b)	5,957	149,044
JPMorgan Chase & Co. (b)	2,660	160,026
Ladder Capital Corp. (a)(b)	8,599	162,607
Lakeland Bancorp, Inc. (b)	9,555	105,392
Middleburg Financial Corp. (b)	2,082	38,309
Mitsubishi UFJ Financial Group, Inc. (b)(c)	230,000	1,324,646
Pacific Continental Corp. (b)	5,903	81,816
Peoples Bancorp of North Carolina, Inc. (b)	5,268	95,351
PrivateBancorp, Inc. (b)	412	12,957
Provident Financial Holdings, Inc. (b)	2,270	33,596
Seacoast Banking Corp. of Florida (a)(b)	39,701	503,409
SI Financial Group Inc. (b)	6,822	76,372
Signature Bank (a)(b)	2,202	267,037
Square 1 Financial, Inc. (a)(b)	24,511	524,045
SVB Financial Group (a)(b)	2,142	225,231
United Community Banks, Inc. (b)	40,761	717,394
Westfield Financial, Inc. (b)	10,585	77,588

Yadkin Financial Corp. (a)(b)	11,607	220,649
		8,102,147
Capital Goods - 1.49%
Cummins, Inc. (b)	1,930	281,047
Eaton Corp. PLC (b)(c)	6,280	425,972
HD Supply Holdings, Inc. (a)(b)	8,910	259,103
Navistar International Corp. (a)(b)	3,030	108,474
Stock Building Supply Holdings, Inc. (a)(b)	27,720	443,797
Wabash National Corp. (a)(b)	10,100	108,979
		1,627,372
Commercial & Professional Services - 2.43%
Atento SA (a)(b)(c)	5,379	59,330
Edenred (b)(c)	10,688	308,059
Equifax, Inc. (b)	5,545	441,105
Experian PLC (b)(c)	15,539	245,528
Huron Consulting Group, Inc. (a)(b)	5,720	395,595
Manpowergroup, Inc. (b)	3,851	257,478
Mitie Group PLC (b)(c)	34,818	152,106
Nielsen NV (b)(c)	346	14,452
Robert Half International, Inc. (b)	4,626	262,710
SThree PLC (b)(c)	40,340	196,176
Verisk Analytics, Inc. (a)(b)	1,152	71,401
WageWorks, Inc. (a)(b)	3,883	226,845
West Corp. (b)	824	25,742
		2,656,527
Computer and Electronic Product Manufacturing - 0.21%
SK Hynix, Inc. - ADR (b)(d)	5,188	224,995
Consumer Durables & Apparel - 3.08%
Brookfield Residential Properties, Inc. (a)(b)(c)	10,000	237,200
Century Communities, Inc. (a)(b)	4,064	70,348
DR Horton, Inc. (b)	6,510	165,940
G-III Apparel Group Ltd. (a)(b)	1,250	110,612
Gildan Activewear, Inc. (b)(c)	4,360	254,188
Kate Spade & Co. (a)(b)	4,620	147,979
KB Home (b)	9,990	175,524
Michael Kors Holdings, Ltd. (a)(b)(c)	5,310	407,330
NIKE, Inc. (b)	1,000	99,290
PVH Corp. (b)	910	115,697
TRI Pointe Homes, Inc. (a)(b)	26,149	399,034
UCP, Inc. (a)(b)	30,220	344,206
WCI Communities, Inc. (a)(b)	31,397	583,984
William Lyon Homes (a)(b)	12,836	264,165
		3,375,497
Consumer Services - 2.40%
Accordia Golf Trust (a)(c)	500,000	304,796
ClubCorp Holdings, Inc. (b)	13,561	267,287
H&R Block, Inc. (b)	5,000	168,200

International Game Technology (b)	30,000	510,900
Morgans Hotel Group Co. (a)(b)	21,542	174,490
Multimedia Games Holdings Co., Inc. (a)(b)	20,337	738,030
Sotheby's (b)	8,922	360,538
Starbucks Corp. (b)	1,350	109,634
		2,633,875
Diversified Financials - 6.45%
American Express Co. (b)	1,380	127,540
Ashford, Inc. (a)(b)	896	106,400
BlackRock, Inc. (b)	1,450	520,666
Capital One Financial Corp. (b)	7,381	614,099
Discover Financial Services (b)	3,110	203,860
E*TRADE Financial Corp. (a)(b)	46,910	1,070,017
ING Groep NV (a)(b)(c)	30,000	438,585
Morgan Stanley (b)	19,493	685,764
MSCI, Inc. (b)	4,966	240,156
Navient Corp. (b)	33,677	705,870
Nelnet, Inc. (b)	15,407	706,257
SEI Investments Co. (b)	1,620	64,201
SLM Corp. (a)(b)	4,660	45,109
State Street Corp. (b)	3,830	293,876
The Charles Schwab Corp. (b)	15,788	447,116
The Goldman Sachs Group, Inc. (b)	580	109,278
Waddell & Reed Financial, Inc. (b)	7,669	368,725
WisdomTree Investments, Inc. (b)	21,033	319,491
		7,067,010
Energy - 0.67%
Dresser-Rand Group, Inc. (a)(b)	8,000	648,880
Sanchez Energy Corp. (a)(b)	7,860	88,739
		737,619
Food & Staples Retailing - 0.45%
SUPERVLU, Inc. (a)(b)	52,510	491,494
Food, Beverage & Tobacco - 0.17%
Cranswick PLC (b)(c)	5,039	116,018
Greencore Group PLC (b)(c)	16,422	75,360
		191,378
Health Care Equipment & Services - 2.87%
Boston Scientific Corp. (a)(b)	23,110	297,426
CareFusion Corp. (a)(b)	4,000	236,680
Centene Corp. (a)(b)	3,240	320,015
Covidien PLC (b)(c)	9,585	968,085
HCA Holdings, Inc. (a)(b)	3,220	224,402
IMS Health Holdings, Inc. (a)(b)	3,563	89,075
Kindred Healthcare, Inc. (b)	21,660	430,817
Molina Healthcare, Inc. (a)(b)	1,740	88,949
Quest Diagnostics, Inc. (b)	7,540	492,437
		3,147,886

Materials - 1.58%
Boise Cascade Co. (a)(b)	4,890	174,524
Crown Holdings, Inc. (a)(b)	546	27,027
Graphic Packaging Holdings, Co. (a)(b)	5,105	63,557
JFE Holdings, Inc. (b)(c)	20,000	426,066
Louisiana-Pacific Corp. (a)(b)	36,170	551,231
Nippon Steel & Sumitomo Metal Corp. (b)(c)	100,000	257,609
Vulcan Materials Co. (b)	3,480	230,028
		1,730,042
Media - 2.11%
DISH Network Corp. (a)(b)	2,000	158,820
IMAX Corp. (a)(b)(c)	10,389	326,007
Markit Ltd. (a)(b)(c)	6,721	170,915
The Walt Disney Co. (b)	1,598	147,831
Time Warner Cable, Inc. (b)	9,035	1,348,745
Twenty-First Century Fox, Inc. (b)	4,240	156,032
		2,308,350
Pharmaceuticals, Biotechnology & Life Sciences - 1.49%
Allergan, Inc. (b)	3,836	820,482
Auxilium Pharmaceuticals, Inc. (a)(b)	16,370	565,747
Covance, Inc. (a)(b)	2,400	246,288
		1,632,517
Real Estate - 1.62%
CA Immobilien Anlagen AG (c)	25,161	494,712
Jowa Holdings Co. Ltd. (b)(c)	7,300	222,614
Nomura Real Estate Holdings, Inc. (b)(c)	15,000	275,735
The Howard Hughes Corp. (a)(b)	2,630	384,085
Tokyo Tatemono Co. Ltd. (b)(c)	50,000	399,068
		1,776,214
Rental and Leasing Services - 0.06%
Neff Corp. (a)(b)	4,455	65,711
Retailing - 1.67%
Amazon.com, Inc. (a)(b)	732	247,885
DSW, Inc. (b)	3,810	135,179
Expedia, Inc. (b)	937	81,622
Foot Locker, Inc. (b)	1,900	108,851
Hudson's Bay Co. (b)(c)	4,000	84,547
Netflix, Inc. (a)(b)	155	53,721
Orbitz Worldwide, Inc. (a)(b)	95,430	729,085
TripAdvisor, Inc. (a)(b)	2,438	179,559
Williams-Sonoma, Inc. (b)	2,750	205,040
		1,825,489
Semiconductors & Semiconductor Equipment - 1.71%
Applied Materials, Inc. (b)	7,041	169,336
Applied Micro Circuits Corp. (a)(b)	10,478	61,925
ARM Holdings PLC (b)(c)	9,871	140,616
Freescale Semiconductor Ltd. (a)(b)(c)	9,654	209,395

Intel Corp. (b)	4,146	154,439
Micron Technology, Inc. (a)(b)	4,781	171,877
NXP Semiconductors NV (a)(b)(c)	2,098	163,245
Sumco Corp. (b)(c)	7,800	99,855
Tokyo Electron Ltd. - ADR (a)(b)	40,000	701,200
		1,871,888
Software & Services - 9.38%
Accenture PLC (b)(c)	4,484	387,104
Activision Blizzard, Inc. (b)	10,091	218,470
Adobe Systems, Inc. (a)(b)	1,394	102,710
Akamai Technologies, Inc. (a)(b)	3,670	237,119
Alibaba Group Holdings Ltd. - ARD (a)(b)	1,711	191,016
Alliance Data Systems Corp. (a)(b)	863	246,706
Automatic Data Processing, Inc. (b)	5,224	447,383
Baidu, Inc. - ADR (a)(b)	620	151,968
Bankrate, Inc. (a)(b)	9,490	110,938
Benefitfocus, Inc. (a)(b)	4,167	112,884
Cardtronics, Inc. (a)(b)	7,128	279,133
CDK Global, Inc. (b)	1,743	66,356
Citrix Systems, Inc. (a)(b)	398	26,391
Cognizant Technology Solutions Corp. - Class A (a)(b)	5,802	313,250
Concur Technologies, Inc. (a)(b)	6,000	772,860
CoStar Group, Inc. (a)(b)	834	141,997
eBay, Inc. (a)(b)	4,573	250,966
EPAM Systems, Inc. (a)(b)	2,929	149,467
Euronet Worldwide, Inc. (a)(b)	590	34,261
EVERTEC, Inc. (b)(c)	9,941	219,100
ExlService Holdings, Inc. (a)(b)	15,925	446,378
FactSet Research Systems, Inc. (b)	641	87,856
FleetMatics Group PLC (a)(b)(c)	3,848	135,411
Forrester Research, Inc. (b)	4,091	162,454
Gartner, Inc. (a)(b)	602	51,459
Genpact Ltd. (a)(b)(c)	26,722	481,530
Global Payments, Inc. (b)	3,303	285,247
Google, Inc. - Class A (a)(b)	178	97,736
Google, Inc. - Class C (a)(b)	228	123,537
Guidewire Software, Inc. (a)(b)	1,140	57,536
Heartland Payment Systems, Inc. (b)	8,567	467,073
HomeAway, Inc. (a)(b)	6,373	199,857
HubSpot, Inc. (a)(b)	844	29,869
Intuit, Inc. (b)	3,302	309,959
Just Eat PLC (a)(b)(c)	11,346	62,011
Marketo, Inc. (a)(b)	2,775	88,689
Microsoft Corp. (b)	4,399	210,316
QIWI PLC - ADR (b)	3,641	101,365
Red Hat, Inc. (a)(b)	1,651	102,610
salesforce.com, Inc. (a)(b)	1,158	69,329

Sapient Corp. (a)(b)	9,633	237,935
Solera Holdings, Inc. (b)	1,437	75,687
Vantiv, Inc. (a)(b)	7,233	244,041
VeriFone Systens, Inc. (a)(b)	5,146	183,506
Verint Systems, Inc. (a)(b)	2,971	178,825
VeriSign, Inc. (a)(b)	2,525	151,753
Visa, Inc. (b)	1,604	414,137
VMware, Inc. (a)(b)	444	39,054
WEX, Inc. (a)(b)	4,079	461,253
Xoom Corp. (a)(b)	7,215	101,082
Yelp, Inc. (a)(b)	2,665	152,145
		10,269,719
Technology Hardware & Equipment - 1.70%
Apple, Inc. (b)	2,688	319,684
Aruba Networks, Inc. (a)(b)	4,426	82,811
Cisco Systems, Inc. (b)	10,200	281,928
F5 Networks, Inc. (a)(b)	529	68,342
Hewlett-Packard Co. (b)	4,103	160,263
Lenovo Group Ltd. (b)(c)	75,000	105,096
Nimble Storage, Inc. (a)(b)	3,936	103,792
QUALCOMM, Inc. (b)	2,020	147,258
Sonus Networks, Inc. (a)(b)	54,429	201,387
TE Connectivity Ltd. (b)(c)	3,651	234,394
Western Digital Corp. (b)	1,527	157,693
		1,862,648
Telecommunication Services - 0.25%
Koninkliike KPN NV (b)(c)	39,294	130,662
Level 3 Communications, Inc. (a)(b)	2,839	141,950
		272,612
Transportation - 3.11%
Avis Budget Group, Inc. (a)(b)	11,140	670,071
Delta Air Lines, Inc. (b)	6,211	289,867
Hertz Global Holdings, Inc. (a)(b)	15,940	378,415
Irish Continental Group PLC (b)(c)	108,894	419,836
Japan Airlines Co. Ltd. (b)(c)	30,000	880,503
Ryder Systems, Inc. (b)	1,890	180,533
United Continental Holdings, Inc. (a)(b)	7,277	445,571
XPO Logistics, Inc. (a)(b)	3,530	136,540
		3,401,336
TOTAL COMMON STOCKS (Cost $59,659,962)		60,738,549

	Principal
	Amount
CONVERTIBLE BONDS - 0.18%
Real Estate - 0.18%
American Realty Capital Properties, Inc. (b)
3.750%, 12/15/2020	$215,000	196,189

TOTAL CONVERTIBLE BONDS (Cost $194,204)		196,189

CORPORATE BONDS - 0.17%
Credit Intermediation and Related Activities - 0.17%
SGMS Escrow Corp.
10.000%, 12/01/2022 (b)(d)	200,000	188,000
TOTAL CORPORATE BONDS (Cost $179,774)		188,000

	Shares
MUTUAL FUNDS - 10.91%
Diversified Financials - 1.01%
American Capital Ltd. (a)(b)	73,958	1,108,630
Funds, Trusts, and Other Financial Vehicles - 9.90%
William Blair Macro Allocation Fund (b)	824,768	10,837,451
TOTAL MUTUAL FUNDS (Cost $11,936,193)		11,946,081

	Contracts
PURCHASED OPTIONS - 0.03%
Call Options - 0.03%
Lululemon Athletica Inc.
Expiration: December 2014, Exercise Price $47.50 (a)	48	15,360
Michael Kors Holdings, Ltd.
Expiration: December 2014, Exercise Price $75.00 (a)	13	4,160
Stock Building Supply Holdings, Inc.
Expiration: April 2015, Exercise Price $20.00 (a)	167	10,855
TOTAL CALL OPTIONS		30,375
TOTAL PURCHASED OPTIONS (Cost $24,329)		30,375

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.53%
Real Estate - 0.53%
Colony Financial, Inc. (b)	8,305	203,888
Kenedix Office Investment Corp. (b)(c)	9	49,601
Paramount Group, Inc. (a)(b)	17,265	324,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $561,807)		578,071

MONEY MARKET FUNDS - 23.34%
Money Market Fund - 23.34%
Fidelity Institutional Money Market Fund, 0.010% (b)(e)	25,565,208	25,565,208
TOTAL MONEY MARKET FUNDS (Cost $25,565,208)		25,565,208

Total Investments (Cost $98,121,477) - 90.62%		99,242,473
Other Assets in Excess of Liabilities - 9.38%		10,275,305
TOTAL NET ASSETS - 100.00%		$109,517,778

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for written options, futures, forwards and securities sold short.
(c)	Foreign issued security.
(d)	Restricted security.
(e)	Variable rate security. The rate shown is as of November 30, 2014

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

William Blair Directional Multialternative Fund
Schedule of Securities Sold Short
November 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
EQUITIES
Actavis PLC (a)	(1,413)	$(382,372)
Alaska Air Group, Inc.	(6,674)	(393,966)
American Homes 4 Rent (b)	(22,008)	(378,538)
American Realty Capital Properties, Inc.	(8,614)	(193,470)
ANA Holdings, Inc. (a)	(200,000)	(491,544)
Applied Materials, Inc.	(32,500)	(781,625)
Associated Banc-Corp.	(12,744)	(235,509)
AvalonBay Communities, Inc. (b)	(892)	(143,425)
Becton Dickinson & Co.	(310)	(43,502)
BHP Billiton Ltd. (a)	(15,000)	(388,947)
Boston Properties, Inc. (b)	(1,161)	(150,512)
Burger King Worldwide, Inc.	(2,500)	(90,850)
CIT Group, Inc.	(10,754)	(524,795)
Comcast Corp.	(23,000)	(1,311,920)
Comerica, Inc.	(5,752)	(268,101)
Consumer Staples Select Sector SPDR Fund (c)	(16,425)	(809,753)
Eisai Co. Ltd. (a)	(9,000)	(322,761)
Endo International PLC (a)	(3,941)	(288,363)
Expedia, Inc.	(4,091)	(356,367)
FirstMerit Corp.	(21,679)	(387,837)
Five Below, Inc.	(2,210)	(103,119)
General Growth Properties, Inc. (b)	(5,733)	(153,415)
Hancock Holding, Co.	(6,682)	(218,568)
HCP, Inc. (b)	(2,988)	(133,862)
Hibbett Sports, Inc.	(1,450)	(72,747)
iShares Core S&P Small-Cap ETF (c)	(9,211)	(1,025,183)
iShares Global Utilities ETF (c)	(3,186)	(159,427)
iShares MSCI Sweden ETF (c)	(2,715)	(91,034)
iShares MSCI Taiwan ETF (c)	(14,496)	(229,182)
iShares MSCI Emerging Markets ETF (c)	(2,452)	(101,758)
iShares MSCI Finland Capped ETF (c)	(13,028)	(434,484)
iShares MSCI South Korea Capped ETF (c)	(5,143)	(292,534)
iShares North American Tech-Software ETF (c)	(9,166)	(851,888)
iShares PHLX Semiconductor ETF (c)	(10,703)	(1,000,088)
iShares Russell 2000 ETF (c)	(6,908)	(806,647)
iShares Russell 2000 Growth ETF (c)	(7,191)	(997,176)
iShares Russell Mid-Cap Growth ETF (c)	(490)	(45,987)
iShares S&P 100 ETF (c)	(27,520)	(2,532,941)
iShares S&P Small-Cap 600 Growth ETF (c)	(377)	(44,946)
iShares US Comsumer Goods ETF (c)	(1,275)	(136,489)
Kintetsu Corp. (a)	(100,000)	(337,517)
Laboratory Corp America Holdings	(600)	(62,784)
Medtronic, Inc.	(9,162)	(676,797)
Meta Financial Group, Inc.	(936)	(32,947)

Micron Technology, Inc.	(9,670)	(347,636)
NBT Bancorp, Inc.	(5,114)	(124,321)
New York Community Bancorp, Inc.	(21,059)	(334,627)
People's United Financial, Inc.	(16,695)	(246,752)
PowerShares Dynamic Retail Portfolio (c)	(7,534)	(280,842)
PowerShares NASDAQ Internet Portfolio (c)	(3,368)	(233,167)
Prologis, Inc. (b)	(2,454)	(103,755)
Public Storage (b)	(789)	(148,040)
Rayonier, Inc. (b)	(14,440)	(393,923)
Realty Income Corp. (b)	(2,521)	(117,126)
Regency Centers Corp. (b)	(902)	(55,455)
SPDR S&P 500 ETF Trust (c)	(6,133)	(1,270,757)
SPDR S&P Transportation ETF (c)	(1,656)	(176,629)
Spirit Realty Capital Inc. (b)	(23,197)	(271,637)
Sprouts Farmers Market, Inc.	(11,930)	(379,254)
STERIS Corp.	(6,210)	(395,888)
The Boeing Co.	(1,930)	(259,315)
The Priceline Group, Inc.	(310)	(359,659)
The Travelers Companies, Inc.	(2,230)	(232,924)
TonenGeneral Sekiyu KK (a)	(30,000)	(251,160)
United Natural Foods, Inc.	(3,430)	(257,902)
Vanguard Consumer Staples ETF (c)	(2,036)	(261,036)
Vanguard Small-Cap Growth ETF (c)	(188)	(23,737)
Vornado Realty Trust (b)	(2,248)	(250,787)
Wal-Mart Stores, Inc.	(518)	(45,346)
Washington Federal, Inc.	(8,470)	(183,291)
Woodside Petroleum Ltd. (a)	(10,000)	(303,895)
TOTAL CASH EQUIVALENTS (Proceeds $25,324,450)		(25,794,538)

	Principal
	Amount
CORPORATE BONDS
The Hertz Corp.
7.375%, 01/15/2021	$(107,000)	(113,420)
6.250%, 10/15/2022	(107,000)	(108,873)
TOTAL CORPORATE BONDS (Proceeds $218,280)		(222,293)
Total Securities Sold Short (Proceeds $25,542,730)		$(26,016,831)

(a)	Foreign issued security.
(b)	Real estate investment trusts.
(c)	Exchange traded fund.

William Blair Directional Multialternative Fund
Schedule of Options Written
November 30, 2014 (Unaudited)

CALL OPTIONS	Contracts
Burger King Worldwide, Inc.
Expiration: December 2014, Exercise Price $30.00	(119)	$(77,350)
TOTAL CALL OPTIONS		(77,350)
Total Options Written (Premiums Received $27,008)		$(77,350)

William Blair Directional Multialternative Fund
Schedule of Open Futures Contracts
November 30, 2014 (Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P500 E-mini	(4)	(413,260)	Dec-14	$(6,321)
Total Futures Contracts Sold		(413,260)		$(6,321)

William Blair Directional Multialternative Fund
Schedule of Open Forward Currency Contracts
November 30, 2014 (Unaudited)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2014	Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co., Inc.	518,446	12/31/2014	USD	(1,048,573)	CAD	(1,067,046)	18,474
Morgan Stanley & Co., Inc.	3,683,565	1/30/2015	USD	(1,866,007)	EUR	(1,870,902)	4,895
Morgan Stanley & Co., Inc.	751,000	2/27/2015	USD	(546,341)	GBP	(552,195)	5,854
Morgan Stanley & Co., Inc.	3,308,453	1/30/2015	USD	(6,323,175)	JPY	(6,482,633)	159,458
Morgan Stanley & Co., Inc.	966,064	1/30/2015	USD	(191,619)	SGD	(192,500)	881
TOTAL SALES CONTRACTS							$189,562

Abbreviations:

CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
SGD = Singapore Dollar

William Blair Directional Multialternative Fund
Schedule of Total Return Swaps
November 30, 2014 (Unaudited)
		Pay/Receive					Unrealized
		Total Return on		Termination	Notional	Number	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Morgan Stanley	Advanced Computer Software Group PLC	Pay	1.156%	11/16/2016	53,965	24,766	$171
Morgan Stanley	Albemarle Corp.	Receive	-0.350%	11/16/2016	(340,248)	(5,763)	15,400
Morgan Stanley	Alstom SA	Pay	0.658%	11/16/2016	119,224	3,400	(1,033)
Morgan Stanley	American Realty Capital Health Care Trust Co.	Pay	0.753%	11/16/2016	640,145	56,500	7,368
Morgan Stanley	AmREIT, Inc.	Pay	0.753%	11/16/2016	1,304,870	49,000	4,088
Morgan Stanley	AT&T, Inc.	Receive	-0.350%	11/16/2016	(389,180)	(11,000)	4,640
Morgan Stanley	Aviva PLC	Receive	-0.600%	11/16/2016	(70,976)	(8,924)	354
Morgan Stanley	AXA Group	Pay	0.200%	11/11/2016	966,128	40,000	24,599
Morgan Stanley	Baker Hughes, Inc.	Pay	0.753%	11/16/2016	228,000	4,000	(32,707)
Morgan Stanley	Barclays PLC	Pay	0.200%	11/11/2016	381,607	100,000	13,531
Morgan Stanley	CSR PLC	Pay	0.803%	11/16/2016	452,200	35,000	(9,332)
Morgan Stanley	Directv Group, Inc. - Class A	Pay	0.753%	11/16/2016	877,100	10,000	8,627
Morgan Stanley	Family Dollar Stores, Inc.	Pay	0.753%	11/16/2016	1,072,313	13,565	7,200
Morgan Stanley	Friends Life Group Ltd.	Pay	1.156%	11/16/2016	69,477	12,060	(284)
Morgan Stanley	Greene King PLC	Receive	-0.553%	11/16/2016	(545,888)	(45,427)	17,205
Morgan Stanley	Halliburton Co.	Receive	-0.350%	11/16/2016	(189,056)	(4,480)	33,603
Morgan Stanley	Hudson's Bay Co.	Pay	0.600%	11/16/2016	42,274	2,000	1,370
Morgan Stanley	Jazztel PLC	Pay	0.658%	11/16/2016	413,708	26,000	(2,108)
Morgan Stanley	Kinder Morgan, Inc.	Receive	0.753%	11/16/2016	(1,253,856)	(30,323)	(86,856)
Morgan Stanley	Kinder Morgan, Inc.	Pay	-1.640%	11/16/2016	1,328,639	32,132	23,131
Morgan Stanley	Lin Media LLC	Pay	1.653%	11/16/2016	1,327,150	55,000	13,005
Morgan Stanley	Media General, Inc.	Receive	-1.200%	11/16/2016	(593,645)	(38,775)	(20,846)
Morgan Stanley	Nutreco NV	Pay	0.658%	11/16/2016	246,359	4,307	569
Morgan Stanley	Platinum Underwriters Holdings Ltd.	Pay	0.753%	11/16/2016	222,510	3,000	918
Morgan Stanley	Protective Life Corp.	Pay	0.753%	11/16/2016	557,680	8,000	(240)
Morgan Stanley	RenaissanceRe Holdings Ltd.	Receive	-0.350%	11/16/2016	(86,953)	(888)	1,207
Morgan Stanley	Rockwood Holdings, Inc.	Pay	0.753%	11/16/2016	935,400	12,000	(14,760)
Morgan Stanley	Sanitec Oyj	Pay	0.758%	11/16/2016	450,856	35,000	(519)
Morgan Stanley	Spirit Pub Co. PLC	Pay	1.156%	11/16/2016	790,769	480,998	(27,955)
Morgan Stanley	Synergy Health PLC	Pay	0.803%	11/16/2016	567,366	18,000	5,379
Morgan Stanley	Tim Hortons, Inc.	Pay	0.753%	11/16/2016	1,522,800	18,000	52,583
Morgan Stanley	TRW Inc.	Pay	0.753%	11/16/2016	1,085,700	10,500	12,820
Morgan Stanley	Ventas, Inc.	Receive	-0.350%	11/16/2016	(614,042)	(8,582)	(25,844)
Total net unrealized appreciation on total return swaps							$25,284

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$98,121,477
Gross unrealized appreciation on futures	-
Gross unrealized appreciation on forwards	189,562
Gross unrealized appreciation on swaps	247,768
Gross unrealized appreciation on investments	1,771,619
Gross unrealized appreciation on short positions	188,160
Gross unrealized appreciation on written options	-
Gross unrealized depreciation on futures	(6,321)
Gross unrealized depreciation on forwards	-
Gross unrealized depreciation on swaps	(222,484)
Gross unrealized depreciation on investments	(650,623)
Gross unrealized depreciation on short positions	(662,261)
Gross unrealized depreciation on written options	(50,342)
Net unrealized appreciation	$805,078

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Fund will report tax adjustments in the first annual report dated August 31, 2015.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The William Blair Directional Multialternative Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volitility and moderate correlation to the broader market. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on October 29, 2014.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund's Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as
Level 2. Fixed income securities including corporate bonds, convertible bonds, municipal bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Schedule of open forward currency contracts.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$52,055,043	$8,683,506	$-	$60,738,549
Convertible Bonds	-	196,189	-	196,189
Corporate Bonds	-	188,000	-	188,000
Mutual Funds	11,946,081	-	-	11,946,081
Purchased Options	19,520	10,855	-	30,375
Real Estate Investment Trusts	528,470	49,601	-	578,071
Short-Term Investments	25,565,208	-	-	25,565,208
Total Assets	$90,114,322	$9,128,151	$-	$99,242,473

Liabilities:
Securities Sold Short
Common Stock	$9,592,554	$2,095,824	$-	$11,688,378
Corporate Bonds	-	222,293	-	222,293
Exchange-Traded Funds	11,805,685	-	-	11,805,685
Real Estate Investment Trusts	2,300,475	-	-	2,300,475
Total Securities Sold Short	23,698,714	2,318,117	-	26,016,831
Written Options	77,350	-	-	77,350
Total Liabilities	$23,776,064	$2,318,117	$-	$26,094,181

Other Financial Instruments(2)
Forwards	$189,562	$-	$-	$189,562
Futures	(6,321)	-	-	(6,321)
Swaps	(23,077)	48,361	-	25,284
Total Other Financial Instruments	$160,164	$48,361	$-	$208,525

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 security as of the beginning and end of each financial reporting period. For the period ended November 30, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended November 30, 2014. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$30,375	Written options, at value	$77,350
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	6,321
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	189,562	Unrealized depreciation on forward currency contracts	-
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	247,768	Unrealized depreciation on open swap contracts	222,484

Total		$467,705		$306,155

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period November 7, 2014 through November 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	$-	$-	$-	$124,040	$-	$124,040
Total	$-	$-	$-	$124,040	$-	$124,040

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$-	$-	$-	$-	$189,562	$189,562
Equity Contracts	6,046	(50,342)	(6,321)	25,284	-	(25,333)
Total	$6,046	$(50,342)	$(6,321)	$25,284	$189,562	$164,229

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.